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TYPE						13F-HR
PERIOD					9/30/06
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2006
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ x ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Leigh Lament
Title:	Chief Compliance Officer
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Leigh Lament	Philadelphia, Pennsylvania	October 12, 2006

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		51
Form 13F Information Table Value Total:		800043
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101    19073 509168.00SH       SOLE                509168.00
Agilent Technologies Inc       COM              00846U101     3568 109150.00SH       SOLE                109150.00
Air Products & Chemicals Inc   COM              009158106    22760 342925.00SH       SOLE                342925.00
American International Group   COM              026874107     2650 40000.00 SH       SOLE                 40000.00
Amgen Inc                      COM              031162100     1155 16150.00 SH       SOLE                 16150.00
Autodesk Inc                   COM              052769106    11205 322173.00SH       SOLE                322173.00
Bank of America Corp           COM              060505104    29999 559997.00SH       SOLE                559997.00
Bard (C.R.) Inc                COM              067383109    27690 369201.00SH       SOLE                369201.00
Best Buy Company Inc.          COM              086516101    16085 300325.00SH       SOLE                300325.00
CVS Corp                       COM              126650100     4466 139050.00SH       SOLE                139050.00
Caremark RX                    COM              141705103    19086 336800.00SH       SOLE                336800.00
Celgene Corporation            COM              151020104    16377 378225.00SH       SOLE                378225.00
Cisco Systems Inc              COM              17275R102    20891 909100.00SH       SOLE                909100.00
Clorox Company                 COM              189054109    25974 412290.00SH       SOLE                412290.00
Coach Inc                      COM              189754104     4032 117200.00SH       SOLE                117200.00
Corning Inc                    COM              219350105     1467 60100.00 SH       SOLE                 60100.00
Costco Wholesale Corp.         COM              22160K105    12871 259084.00SH       SOLE                259084.00
Duke Energy Corp               COM              26441C105    24556 813128.00SH       SOLE                813128.00
Emerson Electric Co            COM              291011104    28587 340888.00SH       SOLE                340888.00
Endo Pharmaceuticals Hldgs Inc COM              29264F205    17952 551525.00SH       SOLE                551525.00
Exxon Mobil Corporation        COM              30231G102    20123 299900.00SH       SOLE                299900.00
Fedex Corp                     COM              31428x106     2054 18900.00 SH       SOLE                 18900.00
General Mills                  COM              370334104    20481 361850.00SH       SOLE                361850.00
Genzyme Corp - Genl Division   COM              372917104    17502 259399.00SH       SOLE                259399.00
Gilead Sciences Inc            COM              375558103     3913 56900.00 SH       SOLE                 56900.00
Google Inc - Class A           COM              38259P508    21773 54175.00 SH       SOLE                 54175.00
Harrah's Entertainment Inc.    COM              413619107    27566 414960.00SH       SOLE                414960.00
Hartford Financial Services    COM              416515104    21254 245008.00SH       SOLE                245008.00
ITT Corp                       COM              450911102    25852 504225.00SH       SOLE                504225.00
J.P. Morgan Chase & Company    COM              46625H100    23953 510075.00SH       SOLE                510075.00
Lehman Brothers Holdings Inc   COM              524908100     3534 47850.00 SH       SOLE                 47850.00
Lincoln National Corp          COM              534187109    21426 345140.00SH       SOLE                345140.00
Marathon Oil Corp.             COM              565849106    18994 246997.00SH       SOLE                246997.00
Microchip Technology Inc       COM              595017104    22503 694117.00SH       SOLE                694117.00
News Corporation - CL A        COM              65248E104    22212 1130400.00SH      SOLE               1130400.00
Pepsico Inc                    COM              713448108    31454 481975.00SH       SOLE                481975.00
Pfizer Inc                     COM              717081103    18570 654800.00SH       SOLE                654800.00
Procter & Gamble               COM              742718109    33069 533545.00SH       SOLE                533545.00
Qualcomm Inc.                  COM              747525103    19013 523066.00SH       SOLE                523066.00
Rockwell Automation Inc        COM              773903109      967 16650.00 SH       SOLE                 16650.00
St Jude Medical Inc            COM              790849103     1249 35400.00 SH       SOLE                 35400.00
Starbucks Corp                 COM              855244109     2608 76600.00 SH       SOLE                 76600.00
T Rowe Price Group Inc         COM              74144T108    27181 568049.00SH       SOLE                568049.00
Tidewater Inc                  COM              886423102      546 12350.00 SH       SOLE                 12350.00
Transocean                     COM              G90078109    18145 247775.00SH       SOLE                247775.00
U S Bancorp                    COM              902973304    22725 684082.00SH       SOLE                684082.00
Vulcan Materials Co            COM              929160109     4482 57275.00 SH       SOLE                 57275.00
Walgreen Co                    COM              931422109     1416 31900.00 SH       SOLE                 31900.00
Weatherford International LTD  COM              G95089101     2580 61850.00 SH       SOLE                 61850.00
Williams Cos Inc               COM              969457100     2841 119000.00SH       SOLE                119000.00
Wyeth                          COM              983024100    29608 582382.00SH       SOLE
REPORT SUMMARY			51 DATA RECORDS			 800043	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED